Property and Equipment, Net (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment, Net
Total property and equipment				$ 8,024	$ 19,055
Accumulated depreciation and amortization				(3,917)	(9,724)
Total, property plant and equipment net				4,107	9,331
Depreciation and amortization expense	$ 200	$ 154	$ 370	728	3,081
Office equipment
Property and Equipment, Net
Total property and equipment				107	119
Computer hardware and software. [Member]
Property and Equipment, Net
Total property and equipment				988	1,111
Furniture and fixtures
Property and Equipment, Net
Total property and equipment				419	419
Leasehold improvements
Property and Equipment, Net
Total property and equipment				$ 6,510	$ 7,386